INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES	12 Months Ended
Dec. 31, 2023
INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES
INVESTMENT ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES

8. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES

(a)Investments accounted for using the equity method

Investment in I-Mab Hangzhou

I-Mab Hangzhou, incorporated on June 16, 2019, was a wholly owned subsidiary of I-Mab Hong Kong with registered capital of US$30 million, which was paid up by I-Mab Hong Kong on September 14, 2020.

On September 15, 2020 (the “Series A Closing Date”), I-Mab Hong Kong entered into an equity transfer and investment agreement (the “Series A SPA”) with (i) a limited partnership jointly established by the management of I-Mab Hangzhou to hold restricted equity of I-Mab Hangzhou issued to the management (“Management Holdco”), (ii) a limited partnership established to hold the shares of I-Mab Hangzhou for future equity incentive plan (“ESOP Holdco”) and (iii) a group of domestic investors in China (“Series A Domestic Investors”).

In accordance with the terms of the Series A SPA,

(i)	I-Mab Hong Kong agreed to assign all rights and obligations/ownership of certain drug candidates in different stages of development (“Target Pipelines”) to I-Mab Hangzhou as of the Series A Closing Date as well as to transfer employment of a team of designated management/workforce to I-Mab Hangzhou. The Target Pipelines were evaluated by an independent valuer, with a total value of US$105 million as of the Series A Closing Date;

8. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (CONTINUED)

(a)Investments accounted for using the equity method (continued)

Investment in I-Mab Hangzhou (continued)

(ii)

Management Holdco would acquire 10% of the equity of I-Mab Hangzhou from I-Mab Hong Kong with no consideration. The 10% equity is represented by I-Mab Hangzhou’s registered capital of US$3 million, and that after acquiring such equity, Management Holdco is committed to pay US$3 million in cash to I-Mab Hangzhou to fulfil its capital contribution obligations in a period of four years starting from the Series A Closing Date;

(iii)

ESOP Holdco would acquire 5% of the equity of I-Mab Hangzhou from I-Mab Hong Kong with no consideration. The 5 % equity is represented by I-Mab Hangzhou’s registered capital of US$1.5 million. All of such equity would be used for I-Mab Hangzhou’s future equity incentive plan.

(iv)

Series A Domestic Investors would acquire a total of 40% of the equity of I-Mab Hangzhou from I-Mab Hong Kong with no consideration. The 40% equity is represented by I-Mab Hangzhou’s registered capital of US$12 million, and after acquiring such equity of I-Mab Hangzhou, Series A Domestic Investors would pay US$120 million collectively in cash to I-Mab Hangzhou to fulfil its capital contribution obligations.

Upon closing of the Series A SPA, the registered capital of I-Mab Hangzhou remained to be US$30 million. As of December 31, 2020, among the total 25,500,000 outstanding shares of I-Mab Hangzhou, 13,500,000 shares were held by I-Mab Hong Kong while the remaining 12,000,000 shares was held by Series A Domestic Investors. Shares subscribed by Management Holdco and ESOP Holdco, in the total number of 4,500,000, have not yet been purchased by or issued to Management Holdco and ESOP Holdco as of December 31, 2020. Once all these 4,500,000 subscribed shares of I-Mab Hangzhou are purchased by or issued to Management Holdco and ESOP Holdco, the equity interest in I-Mab Hangzhou held by I-Mab Hong Kong, Series A Domestic Investors, Management Holdco and ESOP Holdco would be 45%, 40%, 10% and 5% respectively. For the years ended December 31, 2021,2022 and 2023, 750,000, 750,000 and 750,000 shares were issued to Management Holdco, respectively.

On the same day, I-Mab Hong Kong also entered into a shareholders agreement with the aforementioned investors (the “Series A SHA”). According to the SHA and I-Mab Hangzhou’s articles of association, the board of directors of I-Mab Hangzhou shall be composed of seven directors. The directors shall be elected in the following ways: I-Mab Hong Kong is entitled to appoint three directors, including the chairman of the board of directors, as well as nominate one independent director; the Management Holdco is entitled to appoint one director; two non-related entities of the Series A Domestic Investors are entitled to appoint one director respectively (“Investors Directors”). Each director of the board of directors shall have one vote. I-Mab Hong Kong, Management Holdco and ESOP Holdco agree to act in concert, as long as each of Management Holdco and ESOP Holdco respectively holds equity in I-Mab Hangzhou, when exercising the rights as a shareholder.

As a result of the above transactions, I-Mab Hangzhou became an affiliate of the Group on the Series A Closing Date in accordance with ASC 810 since I-Mab Hangzhou meets the definition of a business under ASC 805. Pipeline candidate related matters are considered to be the activities that most significantly impact the economic performance of I-Mab Hangzhou at the current stage, and these matters cannot be acted without the consent from Series A Investors Directors. In accordance with ASC 810-10, I-Mab Hangzhou is a variable interest entity, and no shareholder shall consolidate I-Mab Hangzhou under VIE model as neither party have the power to direct all the activities that most significantly impact the economic performance of I-Mab Hangzhou. Therefore, the Group deconsolidated I-Mab Hangzhou and retained significant influence in I-Mab Hangzhou. The investment was accounted for using the equity method. The retained investment in the common stock of I-Mab Hangzhou was initially measured at fair value in accordance with ASC 810-10-40.

8. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (CONTINUED)

(a)Investments accounted for using the equity method (continued)

Investment in I-Mab Hangzhou (continued)

Subsequently, pursuant to the I-Mab Hangzhou’s articles of association, the Group applies the HLBV method to allocate earnings or losses of I-Mab Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests. The Group recognized RMB309,208, RMB360,436 and RMB25,544 in equity in loss of an affiliate in the consolidated statements of comprehensive loss for the years ended December 31, 2021, 2022 and 2023, and in investment accounted for using the equity method in the consolidated balance sheets as of December 31, 2021, 2022 and 2023, respectively. During the year of 2023, the Group discontinued to apply the equity method since the carrying amount of the investment had been reduced to zero.

The purchase price of US$3 million committed by Management Holdco under Series A SPA, representing 10% of the equity of I-Mab Hangzhou, is significantly lower than the fair value of the corresponding subscribed shares as of the Closing Date. The excess is considered as share-based compensation to the I-Mab Hangzhou’s management for the services to be used or consumed in the I-Mab Hangzhou’s own operations. The share-based compensation is considered granted upon the Closing Date and cliff vests after five years of service since the Series A Closing Date. Consequently, the Group recognizes its proportionate share of the compensation expense recorded by I-Mab Hangzhou. For the years ended December 31, 2021, 2022 and 2023, the Group recognized RMB28,236, RMB29,375 and RMB30,969 in equity in loss of affiliates in the consolidated financial statements of comprehensive loss, respectively.

Along with the equity transfer transaction, the team of designated management/workforce transferred from the Group to I-Mab Hangzhou consists of several grantees under the Group’s 2020 Share Incentive Plan (“2020 Plan”, see Note 13(d)). And there were some employees transferred from the Group to I-Mab Hangzhou in 2021 and 2022.These individuals continued to qualify the definition of the eligible participants under the 2020 Plan and 2021 Share Incentive Plan (“2021 Plan”, see Note 13(e)) after their resignation date from the Group. Meanwhile, there has been no change to any of the award terms. The equity transfer transaction did not trigger the modification accounting to the share-based compensation. Additionally, given that I-Mab Hangzhou became an affiliate to the Group upon deconsolidation, and that the other shareholders of I-Mab Hangzhou are not providing proportionate value to sponsor the 2020 Plan and 2021 Plan nor is the Group receiving any consideration for the awards granted to employees of I-Mab Hangzhou, the Group is required, under Topic 323, to expense the full costs of share-based compensation as incurred at the same period as the costs are recognized by I-Mab Hangzhou. For the years ended December 31, 2021, 2022 and 2023, such expenses of RMB13,267, RMB13,852 and RMB4,815 were recorded in the equity in loss of affiliates in the consolidated statements of comprehensive loss, respectively.

In 2021, 2022 and 2023, I-Mab Hangzhou granted stock options to its employees. Pursuant to the I-Mab Hangzhou’s articles of association, the Group applies the HLBV method to allocate earnings or losses of I-Mab Hangzhou because the liquidation rights and priorities sufficiently differ from what is reflected by the underlying percentage ownership interests. Accordingly, the Group recorded RMB17,031, RMB33,579 and RMB19,137 in the equity in loss of affiliates in the consolidated financial statements of comprehensive loss for the years ended December 31, 2021, 2022 and 2023, and in additional paid-in capital in the consolidated balance sheets as of December 31, 2021, 2022 and 2023, respectively.

In July 2022, I-Mab Hangzhou entered into an equity transfer and investment agreement (the “Series B SPA”) and a shareholders agreement (the “Series B SHA”) with a group of domestic investors (“Series B Domestic Investors”) in China to raise approximately US$46 million in RMB equivalent. Once all the shares of I-Mab Hangzhou are purchased by or issued to its investors, including Management Holdco and ESOP Holdco, the Group would hold 37.13% equity interest in I-Mab Hangzhou. Pursuant to the Series B SHA, Management Holdco and ESOP Holdco no longer had irrevocably consented to act in concert with I-Mab Hong Kong. I-Mab Hangzhou remains the affiliate of the Group. The Series B rounding financing in I-Mab Hangzhou was consummated in 2023.

As of December 31, 2022 and 2023, the carrying value of the Group’s long-term investment in I-Mab Hangzhou RMB25,214 and nil, respectively.

On February 6, 2024, the Company entered into definitive agreements with I-Mab Hangzhou and its investors which provide that the Company’s wholly owned subsidiary, I-Mab Hong Kong, will transfer the equity interests it holds in I-Mab Hangzhou to certain participating shareholders of I-Mab Hangzhou in exchange for extinguishment of the existing repurchase obligations owed by I-Mab Hong Kong to those shareholders. Details, please refer to Note 22.

8. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (CONTINUED)

(a)Investments accounted for using the equity method (continued)

Other long-term investment measured under equity method

In July 2021, the Group, as a limited partner, entered into a partnership agreement with other investors and subscribed RMB20,000 for a 4% equity interest in a partnership located in Hangzhou. In August 2021, the Group paid the initial investment of RMB6,000 to the partnership. Pursuant to the partnership agreement, the Group, as a limited partner, shall not participate in any activities in relation to management of the investment business. In addition, members of the investment committee shall only be appointed by the general partner. For the years ended December 31, 2021 and 2022, the Group recorded RMB141, RMB223 in the equity in loss of affiliates in the consolidated financial statements of comprehensive loss. In 2023, the Group paid the second investment of RMB6,000 to the partnership. For the year ended December 31, 2023, the Group recorded RMB446 in the equity in income of affiliates in the consolidated financial statements of comprehensive loss. As of December 31, 2022 and 2023, the carrying value of the Group’s long-term investment in this affiliate was RMB5,636 and RMB12,082, respectively.

The Group presented the summarized financial information of the Group’s long-term investment measured under equity method below in accordance with Rule 4-08 of Regulation S-X (RMB in thousands).

	For the year ended		For the year ended		For the year ended
	December 31, 2021		December 31, 2022		December 31, 2023
	I-Mab	Other equity	I-Mab	Other equity	I-Mab	Other equity
	Hangzhou	investments	Hangzhou	investments	Hangzhou	investments
Operating data:
Revenue	5,660	—	103,826	—	122,604	—
Income (Loss) from operations	(295,186)	(3,513)	(356,734)	(5,565)	(313,600)	11,123
Net income (loss)	(290,586)	(3,513)	(346,322)	(5,565)	(313,600)	11,123

	As of December 31,
	2022		2023
	I-Mab	Other equity	I-Mab	Other equity
	Hangzhou	investments	Hangzhou	investments
Balance sheet data:
Current assets	499,665	81,683	333,423	67,221
Non-current assets	1,432,328	135,347	1,508,244	313,282
Current liabilities	281,587	107	313,204	58
Non-current liabilities	232,083	—	349,821	—

(b)Put right liabilities

Pursuant to the Series A SHA and Series B SHA, if I-Mab Hangzhou fails to consummate a public offering of I-Mab Hangzhou’s shares on the China Stock Exchange’s Science and Technology Innovation Board, Main Board, Small and Medium-Sized Enterprise Board, Growth Enterprise Board, or Hong Kong Stock Exchange, U.S. Stock Exchange, or other stock exchanges approved by the shareholders of I-Mab Hangzhou in accordance with provisions of the Series A SHA and Series B SHA within 4 years after September 15, 2020 (the “Repurchase Scenario”), the Series A Domestic Investors and Series B Domestic Investors (collectively, the “Domestic Investors”) will have the right to elect to request I-Mab Hong Kong to repurchase all or any part of the equity of I-Mab Hangzhou held by such Domestic Investors within three years of the occurrence of the Repurchase Scenario. I-Mab Hong Kong is obligated to repurchase the equity held by the Domestic Investors in cash or in I-Mab’s stock (subject to the approval procedures of I-Mab) within 1 year from the date on which any of the Domestic Investors delivers request of repurchase in writing. The repurchase price is determined based on the investment cost of the Domestic Investors with pre-agreed interest. The put right liabilities were recorded as non-current liabilities as of December 31, 2022 and 2023 based on management’s best estimate of the timing in settlement of potential repurchase request from the Domestic Investors as of the balance sheet date.

8. INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD AND PUT RIGHT LIABILITIES (CONTINUED)

(b)Put right liabilities (continued)

The put right written by I-Mab Hong Kong to the Domestic Investors is a freestanding equity-linked instrument, which is classified as a put right liability and is initially measured at fair value. Subsequent changes in fair value are recorded in other income (expenses) in the consolidated statements of comprehensive loss.

On February 6, 2024, the Company entered into definitive agreements with I-Mab Hangzhou and its investors which provide that the Company’s wholly owned subsidiary, I-Mab Hong Kong, will transfer the equity interests it holds in I-Mab Hangzhou to certain participating shareholders of I-Mab Hangzhou in exchange for extinguishment of the existing repurchase obligations owed by I-Mab Hong Kong to those shareholders. Details, please refer to Note 22.

The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of		As of
	December 31,		December 31,
Put right liabilities - Series A	2022		2023
Expected terms (Year)		1.7		0.7
Estimated volatility		33.9%		36.5%
Spot price	US$	148,276	US$	156,707
Probability of triggering event for redemption option		70%		100%

	As of		As of
	December 31,		December 31,
Put right liabilities - Series B	2022		2023
Expected terms (Year)		1.7		0.7
Estimated volatility		31.1%		33.5%
Spot price	US$	36,516	US$	44,570
Probability of triggering event for redemption option		70%		100%

The model requires the input of key assumptions including the expected terms, estimated volatility, spot price and probability of triggering event for redemption option. The significant unobservable inputs used in the option pricing model included spot price, estimated volatility and probability of triggering event for redemption option. Expected terms is estimated based on the timing of a hypothetical redemption event which is assumed to be the earlier of expected redemption date or expected public offering date. Expected volatility is estimated based on daily stock prices of the comparable companies for a period with length commensurate to the expected terms of redemption event. The spot price was determined using the market approach with assistance from an independent third-party valuation firm. The significant unobservable inputs used in the market approach include estimated volatility and probability of triggering event for redemption option. The Group’s management is ultimately responsible for the determination of the spot price and probability of triggering event for redemption option.

Significant decreases in interval between valuation date and maturity date, estimated volatility, spot price and probability of triggering event for redemption option would result in a significantly lower fair value measurement.